Summary of significant accounting policies and basis of presentation	12 Months Ended
Dec. 31, 2016
Summary of significant accounting policies and basis of presentation
Summary of significant accounting policies and basis of presentation

2. Summary of significant accounting policies and basis of presentation

Basis of presentation and principles of consolidation

The accompanying consolidated financial statements include the accounts of our wholly owned subsidiaries, BioPancreate Inc. (Trevose, Pennsylvania, United States), Cortendo AB (Gothenburg, Sweden) and Cortendo Cayman (Georgetown, Cayman Islands). All intercompany balances and transactions have been eliminated in consolidation. These audited consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States (U.S. GAAP). Any reference in these notes to applicable guidance is meant to refer to the authoritative U.S. GAAP as found in the Accounting Standards Codification (ASC) and Accounting Standards Update (ASU) of the Financial Accounting Standards Board (FASB).

Foreign currency translation

The consolidated financial statements are reported in United States dollars, which is the functional currency of our subsidiaries and Cortendo AB. Transactions in foreign currencies are remeasured into our functional currency at the rate of exchange prevailing at the date of the transaction. Any monetary assets and liabilities arising from these transactions are remeasured into our functional currency at exchange rates prevailing at the balance sheet date or on settlement. Resulting gains and losses are recorded in foreign exchange loss in our consolidated statements of operations.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. We must apply significant judgment in this process. Actual results could materially differ from those estimates.

Segment information

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision making group, in making decisions on how to allocate resources and assess performance. We view our operations and manage our business in one operating segment. Our material long‑lived assets, which primarily consists of in‑process research and development, reside in the United States, Sweden and Cayman Islands.

Cash and cash equivalents

We consider all short‑term highly liquid investments with an original maturity at the date of purchase of three months or less to be cash equivalents. Cash and cash equivalents consist of account balances at banks and money market accounts, respectively.

Concentration of credit risk and other risks and uncertainties

As part of our cash and investment management processes, we perform periodic evaluations of the credit standing of the financial institutions with which we deposit our cash or purchase cash equivalents, and we have not sustained any credit losses from instruments held at these financial institutions.

Fair value of financial instruments

Fair value accounting is applied for all financial assets and liabilities and non‑financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis (at least annually).

We are required to disclose information on all assets and liabilities reported at fair value that enables an assessment of the inputs used in determining the reported fair values. FASB ASC Topic 820, Fair Value Measurements and Disclosures (ASC 820), establishes a hierarchy of inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of us. Unobservable inputs are inputs that reflect our assumptions about the inputs that market participants would use in pricing the asset or liability, and are developed based on the best information available in the circumstances. The fair value hierarchy applies only to the valuation inputs used in determining the reported fair value of the investments and is not a measure of the investment credit quality. The three levels of the fair value hierarchy are described as follows:

Level 1—Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that we have the ability to access at the measurement date.

Level 2—Valuations based on quoted prices for similar assets or liabilities, or quoted prices in markets that are not active, and for which all significant inputs are observable, either directly or indirectly.

Level 3—Valuations that require inputs that reflect our own assumptions that are both significant to the fair value measurement and unobservable. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment we exercise in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

In December 2016, we issued warrants in connection with our private placement of ordinary shares. Pursuant to the terms of the warrant agreement, the Company could be required to settle the warrants in cash in the event of an acquisition of the Company and, as a result, the warrants are required to be measured at fair value and reported as a liability in the consolidated balance sheet.  We recorded the fair value of the warrants upon issuance using the Black-Scholes Model and are required to revalue the warrants at each reporting date with any changes in fair value recorded on our statement of operations.. We consider both the initial valuation as well as our year-end valuation under Level 3 of the fair value hierarchy. The change in the fair value of the level 3 warrant liabilities is reflected in the statement of operations and comprehensive loss for the year ended December 31, 2016.

Through June 30, 2015, we entered into foreign currency forward contracts to offset some of the foreign exchange risks we bear on operating expenses that were not denominated in U.S. dollars. These instruments were not entered into for speculative purposes and, although we believe they served as effective economic hedges, we did not seek to qualify for hedge accounting.  The forward contracts settled on June 30, 2015, and we have not entered into new forward contracts.

These forward contracts were recorded at fair value on the accompanying consolidated balance sheets as prepaid expenses and other current assets. These forward contracts were measured using observable quoted prices for similar instruments. The gain and loss recognized in other income, net, for these forward contracts was a loss of $0.4 million and a gain of $0.3 million for the years ended December 31, 2015 and 2014, respectively. These amounts represent the net gain or loss on the forward contracts and do not include changes in the related exposures, which generally offset a portion of the gain or loss on the forward contracts.  We considered our foreign currency forward contracts under Level 2 of the fair value hierarchy.

On May 13, 2015, as part of our agreement to acquire an exclusive license agreement from Antisense Therapeutics Limited (Antisense), we purchased 15,025,075 shares of Antisense common stock that had a fair value of $0.095 per share, which was the quoted market price of the Antisense common stock on the Australian Securities Exchange (ASX).  Because we were contractually prohibited from selling the shares for 24 months from the date of purchase, we estimated a discount for the lack of marketability of $0.022 per share using an option pricing model that estimated the value of a protective put option using inputs that included quoted market prices and observable inputs other than quoted market prices.  We initially recorded the net fair value amount of $1.1 million as a non-current other asset in our consolidated balance sheet.  As of December 31, 2015, the non-current other asset was valued using the ASX closing market price of $0.051 per share and an updated discount for the lack of marketability of $0.014 per share using an option pricing model, resulting in an impairment charge recorded as a valuation allowance against the non-current other asset of $550,000.  We considered both the initial valuation as well as our year-end valuation under Level 2 of the fair value hierarchy. In April 2016, we executed an agreement (the "Settlement Agreement") with Antisense to terminate the exclusive license agreement. Pursuant to the terms of the Settlement Agreement, we made a one-time payment of approximately $770,000 to Antisense and returned to Antisense, for no consideration, the shares of Antisense owned by us. Therefore no remeasurement was needed as of December 31, 2016.

Property and equipment, net

Property and equipment, net, consists of office equipment such as furniture, fixtures and computers. Depreciation expense for the years ended December 31, 2016 and 2015 was not significant. The following useful lives were used for the various classifications of property and equipment, net:

	Amortization
	Periods
Computer hardware	3	-	5	years
Computer software	2	-	5	years
Furniture and fixtures	2	-	5	years

Business combinations

When acquiring new enterprises over which we obtain control, the acquisition method is applied. Under this method, we identify assets and liabilities of these enterprises and measure them at fair value at the acquisition date. Allowance is made for the tax effect of the adjustments made.

The excess of the consideration transferred, the amount of the non‑controlling interest in the acquiree and the acquisition date fair value of previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill.

Intangible Assets

Certain intangible assets were acquired as part of an asset purchase, and have been capitalized at their acquisition date fair value. Acquired definite life intangible assets are amortized using the straight line method over their respective estimated useful lives. The Company evaluates the potential impairment of intangible assets if events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable or that the useful lives of these assets are no longer appropriate.

Purchased identifiable intangible assets with indefinite lives, such as our in‑process research and development, are evaluated for impairment annually in accordance with our policy and whenever events or changes in circumstances indicate that it is more likely than not that the fair value of these assets may not be recovered.

To test these assets for impairment, we compare the fair value of the asset to its carrying value. The method we use to estimate the fair value measurements of indefinite‑lived intangible assets is based on the income approach. For the impairment analysis for the year ended December 31, 2016, significant unobservable inputs used in the income approach valuation method including a discount rates, royalty rates and probabilities of product candidate advancement from one clinical trial phase to the next.  The determination of fair value of indefinite lived assets is considered Level 3 for fair value measurement.

Goodwill

We test goodwill for impairment on an annual basis or whenever events occur that may indicate possible impairment. This analysis requires us to make a series of critical assumptions to (1) evaluate whether any impairment exists and (2) measure the amount of impairment.

Because we have one operating segment, when testing for a potential impairment of goodwill, we are required to estimate the fair value of our business and determine the carrying value. If the estimated fair value is less than the carrying value of our business, then we are required to estimate the fair value of all identifiable assets and liabilities in a manner similar to a purchase price allocation for an acquired business. Only after this process is completed can the goodwill impairment be determined, if any.

To estimate the fair value of the business, primarily a market‑based approach is applied, utilizing our public market value. We did not record a charge for impairment for the years ended December 31, 2016, 2015 and 2014.

Research and development expenses

Research and development costs are expensed as incurred. Research and development expenses consist of internal and external expenses. Internal expenses include compensation and related expenses. External expenses include development, clinical trials, report writing and regulatory compliance costs incurred with clinical research organizations and other third‑party vendors. At the end of the reporting period, we compare payments made to third‑party service providers to the estimated progress toward completion of the research or development objectives. Such estimates are subject to change as additional information becomes available. Depending on the timing of payments to the service providers and the progress that we estimate has been made as a result of the service provided, we may record net prepaid or accrued expense relating to these costs. Upfront and milestone payments made to third parties who perform research and development services on our behalf are expensed as services are rendered.

Stock‑based compensation

We account for stock‑based compensation awards in accordance with FASB ASC Topic 718, Compensation—Stock Compensation (ASC 718). ASC 718 requires all stock‑based payments including grants of stock options and restricted stock and modifications to existing stock options, to be recognized in the consolidated statements of operations based on their fair values.

Our stock‑based awards are subject to either service‑based or performance‑based vesting conditions. Vesting of certain awards could also be accelerated upon achievement of defined market‑based vesting conditions. Certain awards also contain a combination of service and market conditions or performance and market conditions.

We account for employee stock‑based awards at grant‑date fair value. If we issue awards with an exercise price denominated in a currency other than our functional currency, trading currency or the currency for which we compensate our employee, we account for these as liabilities.  We account for non‑employee and liability‑classified stock‑based awards based on the then‑current fair values at each financial reporting date until the performance is complete for non‑employee awards, or until the award is settled (exercised) for liability‑classified awards. Changes in the amounts attributed to these awards between the reporting dates are included in stock‑based compensation expense (credit) in our statements of operations. We include liability‑classified stock options in non‑current liabilities in our balance sheets as their settlement (exercise) does not require use of cash, cash equivalents or other current assets.

We record compensation expense for service‑based awards over the vesting period of the award on a straight‑line basis. Compensation expense related to awards with performance‑based vesting conditions is recognized over the requisite service period using the accelerated attribution method to the extent achievement of the performance condition is probable.  For those awards in which the performance condition was the completion of our IPO, we did not recognize compensation expense until the close of the IPO as we did not deem the IPO probable until it occurred.

Compensation expense for awards with service and market‑based vesting conditions is recognized using the accelerated attribution method over the shorter of the requisite service period or the implied period associated with achievement of the market‑based vesting provisions.

We estimate the fair value of our awards with service conditions using the Black‑Scholes option pricing model, which requires the input of subjective assumptions, including (i) the expected stock price volatility, (ii) the expected term of the award, (iii) the risk‑free interest rate and (iv) expected dividends. Due to the lack of historical and implied volatility data of our common stock, we based our estimate of expected volatility on the historical volatility of a group of similar companies that are publicly traded. We selected companies with comparable characteristics to us, including enterprise value, risk profiles and position within the industry, and with historical share price information sufficient to meet the expected term of the stock‑based awards. We compute historical volatility data using the daily closing prices for the selected companies’ shares during the equivalent period of the calculated expected term of the stock‑based awards.

We estimate the fair value of our awards with market conditions using a Monte Carlo simulation to determine the probability of satisfying the market condition. We make this estimate using the conditions that exist at the grant date. The derived service period, which may be the requisite service period, is also determined at this time. Compensation cost for our awards with a market condition is recognized ratably using the accelerated attribution method if the award is subject to graded vesting over the requisite service period. The compensation cost for our awards with a market condition is not reversed if the market condition is not satisfied.

We have estimated the expected term of employee service‑based stock options using the “simplified” method, whereby the expected term equals the arithmetic average of the vesting term and the original contractual term of the option, due to our lack of sufficient historical data. We have estimated the expected term of employee awards with market conditions using a Monte‑Carlo simulation model. This approach involves generating random stock‑price paths through a lattice‑type structure. Each path results in a certain financial outcome, such as accelerated vesting or specific option payout. We have estimated the expected term of nonemployee service‑ and performance‑based awards based on the remaining contractual term of such awards.

The risk‑free interest rates for periods within the expected term of the option are based on the Swedish Government Bond rate or the U.S. Treasury Bond rate with a maturity date commensurate with the expected term of the associated award.  We have never paid dividends, and do not expect to pay dividends in the foreseeable future.

We are also required to estimate forfeitures at the time of grant, and revise those estimates in subsequent periods if actual forfeitures differ from estimates. We record stock‑based compensation expense only for those awards that are expected to vest. To the extent that actual forfeitures differ from our estimates, the differences are recorded as a cumulative adjustment in the period the estimates were revised.

Income taxes

We use the asset and liability method of accounting for income taxes in accordance with FASB ASC Topic 740, Income Taxes (ASC 740). Under this method, income tax expense is recognized for the amount of (1) taxes payable or refundable for the current year and (2) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s financial statements or tax returns.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if, based on the weight of the available positive and negative evidence, it is more likely than not some portion or all of the deferred tax assets will not be realized.

ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides guidance on de‑recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. We have no material uncertain tax positions for any of the reporting periods presented.

We recognize interest and penalties related to uncertain tax positions in income tax expense. As of December 31, 2016, 2015 and 2014, we had no accrued interest or penalties related to uncertain tax positions and no amounts have been recognized in our statements of operations.

Net loss per share

Basic net loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted‑average number of shares of common stock outstanding for the period, including any dilutive effect from outstanding stock options or other equity-based awards. Shares used in the diluted net loss per share calculations exclude anti‑dilutive common equivalent shares, which currently consist of outstanding stock options and warrants. Due to the Company operating at a net loss these anti‑dilutive shares of common stock totaled 3,249,784 shares, 2,591,520 shares and 925,077 shares for the years ended December 31, 2016, 2015 and 2014, respectively. While these common equivalent shares are currently anti‑dilutive, they could be dilutive in the future.

Recently adopted accounting pronouncements

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, which requires entities to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. The new guidance also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. The FASB has subsequently issued ASU No. 2016-10,  Revenue from Contracts with Customer  (Topic 606): Identifying Performance Obligations and Licensing, to address issues arising from implementation of the new revenue recognition standard. ASU 2014-09 and ASU 2016-10 are effective for interim and annual periods beginning January 1, 2018, and may be adopted earlier. The revenue standards are required to be adopted by taking either a full retrospective or a modified retrospective approach. The Company currently is evaluating the effect that this guidance may have on its consolidated financial statements as it relates to our launch of Keveyis.

In September 2014, the FASB issued ASU No. 2014‑15, Presentation of Financial Statements—Going Concern: Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The new guidance addresses management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. Management’s evaluation should be based on relevant conditions and events that are known and reasonably knowable at the date that the financial statements are issued. The Company adopted ASU 2014‑15 and it did not have an impact on our financial position or results of operations.

In September 2015, the FASB issued ASU 2015-16, Business Combinations—Simplifying the Accounting Measurement-Period Adjustments that eliminates the requirement to restate prior period financial statements for measurement period adjustments for business combinations. The new guidance requires that the cumulative impact of a measurement period adjustment (including the impact on prior periods) be recognized in the reporting period in which the adjustment is identified. The guidance is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those years and should be applied prospectively to measurement period adjustments that occur after the effective date. The Company will prospectively apply the guidance to applicable transactions.

In November 2015, the FASB issued ASU 2015-17, Income Taxes: Balance Sheet Classification of Deferred Taxes that amends the balance sheet classification of deferred taxes. The new guidance requires that deferred tax liabilities and assets be classified as noncurrent on the balance sheet. Previous guidance required deferred tax liabilities and assets to be separated into current and noncurrent amounts on the balance sheet. The guidance is effective for fiscal years beginning on or after December 15, 2016, and interim periods within those years. The Company is currently evaluating the impact that the new guidance will have on our consolidated financial statements.

In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Financial Liabilities,  that modifies certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The accounting standard update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017, and early adoption is permitted.  The Company are currently assessing the impact that adopting this new accounting guidance will have on our consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, Compensation – Stock Compensation: Improvements to Employee Share-Based Payments Accounting, which effects all entities that issue share-based payment awards to their employees. The amendments in this ASU cover such areas as the recognition of excess tax benefits and deficiencies, the classification of those excess tax benefits on the statement of cash flows, an accounting policy election for forfeitures, the amount an employer can withhold to cover income taxes and still qualify for equity classification and the classification of those taxes paid on the statement of cash flows. This ASU is effective for annual and interim periods beginning after December 15, 2016. This guidance can be applied either prospectively, retrospectively or using a modified retrospective transition method. Early adoption is permitted. The Company does not expect that this new guidance will have a material impact on the Company’s Consolidated Financial Statements.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments, which simplifies certain elements of cash flow classification. The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The ASU is effective for annual periods beginning after December 15, 2017. The Company is currently evaluating the impact the adoption of the ASU will have on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-01, Business Combinations -  Clarifying the Definition of a Business, which clarified the definition of a business to assist entities with evaluating whether transactions should be accounted for as acquisitions of assets or businesses. The guidance is effective for interim and annual periods beginning after December 31, 2017, and early adoption is permitted. The Company elected to early adopt this guidance in the current period and has applied it to its evaluation of our asset purchase from Taro Pharmaceutical Industries Ltd. (see note 4).

In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other:  Simplifying the Accounting for Goodwill Impairment. ASU 2017-04 removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. This standard, which will be effective for the Company beginning in the first quarter of fiscal year 2021, is required to be applied prospectively. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company is currently evaluating the impact this standard will have on its financial statements.